Victory Pioneer High Yield VCT Portfolio Investment Strategy - Victory Pioneer High Yield VCT Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its total assets in below-investment-grade (“high-yield”) debt securities and preferred stocks. Derivative instruments that provide exposure to such high-yield debt securities and preferred stock or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. The Fund may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase.The Fund invests in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The Fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind, and auction rate features.The Fund may invest in investment-grade and below-investment-grade convertible bonds and preferred stocks that are convertible into the equity securities of the issuer.The Fund may invest up to 20% of its net assets in inverse floating rate obligations (a type of derivative instrument).The Fund may invest up to 20% of its net assets in common stock and other equity investments, such as securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in equity securities, depositary receipts, warrants, rights, and equity interests in real estate investment trusts (“REITs”).The Fund may invest up to 15% of its total assets in securities of non-U.S. issuers.The Fund may invest a portion of its assets in mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage obligations, credit risk transfer securities and “sub-prime” mortgages, and asset-backed securities. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund also may invest a portion of its assets in floating rate loans, subordinated debt securities, municipal securities and insurance-linked securities. The Fund may invest in debt securities and other obligations of U.S. and non-U.S. governmental entities.The Fund may, but is not required to, use derivatives such as credit default swaps, credit default swap index products (“CDX”) (swaps based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds), forward foreign currency exchange contracts, and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may hold cash or other short-term investments.The Adviser uses a value approach to select investments to buy and sell. The Adviser seeks to identify securities that are selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. The Adviser evaluates a security’s potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Adviser employs fundamental research and an evaluation of the issuer based on its financial statements and operations. The Adviser also considers a security’s potential to provide income.